Leases - Schedule of Lease Cost (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Lease Cost [Abstract]
Operating leases cost	$ 269,991	$ 202,730
Total	269,991	202,730
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	$ 273,482	$ 185,800